SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SIGNIFICANT ACCOUNTING POLICIES
Schedule of purchase consideration, the net assets acquired and goodwill

Details of the purchase consideration, the estimated net assets acquired and the goodwill resulting from the exchange of interest:

	(In current currency at	(In current currency as
Purchase consideration	the acquisition date)	of December 31, 2024)
Fair value of the interest in Ver TV	13,580	15,179
Compensation receivable	(3,435)	(3,840)
Compensation collect in cash	(2,862)	(3,199)
Total	7,283	8,140

The assets and liabilities in millions recognized as a result of the acquisition are as follows:

	(In current at	(In current currency as
	the acquisition date)	of December 31, 2024)
Cash and cash equivalents	43	48
Investment	3,364	3,760
Trade receivables	635	710
PP&E (1)	9,223	10,307
Intangible asset (2)	1,392	1,556
Trade payables	(1,242)	(1,388)
Other assets / liabilities, net	(3,224)	(3,602)
Net identifiable assets acquired	10,191	11,391
Less: Fair value of previous interest in TSMA (50.1%)	(7,312)	(8,173)
Add: goodwill	4,404	4,922
Total	7,283	8,140
(1)	PP&E: For the determination of fair values, the following approaches were used: a) the market approach (comparative sales) for real estate and vehicles (fixed assets that have a second-hand market) and b) the cost approach (replacement cost new of the identified assets adjusted for physical deterioration, functional and economic obsolescence) for the rest of the fixed assets.
(2)	Correspond to the Customer relationship, for the determination of fair values, were used the income approach (discounted cash flow method).

Details of the purchase consideration, the estimated net assets acquired and the goodwill resulting from the exercise of the call option for 51% of Naperville:

	(In current at	(In current currency as
Purchase consideration	the acquisition date)	of December 31, 2024)
Call option	3,403	4,492
Cash Paid	11,180	14,754
Total	14,583	19,246

The assets and liabilities in millions recognized as a result of the acquisition are as follows:

	(In current at	(In current currency as
	the acquisition date)	of December 31, 2024)
Cash and cash equivalents	642	847
Investment	1,613	2,129
Trade receivables	420	554
PP&E (1)	2,019	2,663
Intangible assets (2)	1,643	2,169
Trade payables	(1,343)	(1,772)
Other assets / liabilities, net	(2,706)	(3,498)
Net identifiable assets acquired	2,288	3,092
Less: non-controlling interests	(1,394)	(1,883)
Add: goodwill	13,689	18,037
Net assets acquired	14,583	19,246
(1)	PP&E: For the determination of fair values, were used the cost approach (replacement cost new of the identified assets adjusted for physical deterioration, functional and economic obsolescence).
(2)	Correspond to the Customer relationship, for the determination of fair values, the income approach (discounted cash flow method).

Schedule of depreciation and estimated useful lives of property, plant and equipment

Estimated Useful Life (in years)
Real Estate	5 - 50
Fixed Network and Transportation	4 - 20
Mobile Network Access	3 – 7
Tower and Pole	10 – 20
Switching Equipment	2 – 7
Computer Equipment	3 – 5
Vehicles	5
Goods lent to customers at no cost	2 – 4
Power Equipment and Installations	2 – 12
Machinery, diverse equipment and tools	5 – 10

Schedule of estimated useful lives of main classes of intangible assets

Estimated useful lives (years)
5G licenses	20
3G/4G licenses	15
Núcleo´s licenses	5-10
Customer Relationship	5-14
Incremental Costs from the Acquisition of Contracts	2
Content activation	2
Internally generated software	5-10
Other	2-28

Schedule of impairment recognized by concept

	As of December 31,
	2024	2023	2022

	Gain (loss)
Return of radioelectric spectrum (See Note 2.e.iii)	—	—	(18,140)
Assets classified as held for sale (See Note 3.j)	—	(301)	(12,036)
Telecom Goodwill (See Note 3.u.1)	—	—	(1,653,965)
Goodwill allocated to subsidiaries	—	—	(433)
Others (a)	1,106	(382)	15,453
Total	1,106	(683)	(1,669,121)
a)	In 2022, it includes recovery of provisions for $14,749 million related to works in progress that were completed during that fiscal year.

Schedule of assumptions used in determining expense and benefit obligations

	2024	2023	2022
Discount Rate (1)	3.0% - 7.7%	4.2% - 12.2%	6.0% - 11.6%
Projected increase rate in compensation	10.0% - 31.0%	32.0% - 175.0%	52.0% - 83.1%
1)	Represents real discount rates.

Schedule of new standards and interpretations issued by the IASB applied by the company

The Company has applied the following new standards and amendments for the first time from January 1, 2024:

Standards and amendments	Description	Mandatory application date for years beginning on or after
Amendments to IFRS 16	Measurement of the lease liability in a sale and leaseback transaction	January 1, 2024
Amendments to IAS 1	Classification of liabilities as current and non-current exposed to covenants	January 1, 2024
Amendments to IAS 7 and IFRS 7	Disclosure requirements to enhance the transparency of supplier finance arrangements and their effects on a company’s liabilities, cash flows and exposure to liquidity risk.	January 1, 2024

Schedule of new standards and interpretations issued by the IASB not in force

As of the date to prepare these consolidated financial statements, the following new standards and amendments to the existing ones are mandatory for periods beginning after December 31, 2024:

Standards and amendments	Description	Mandatory application date for years beginning on or after
Amendments to IAS 21	Lack of Exchangeability: Evaluation when a currency is exchangeable into another currency;	January 1, 2025
Amendments to IFRS 7 and 9	Classification and Measurement of Financial Instruments	January 1, 2026
Amendments to IFRS 7 and 9	Financial effects of nature-dependent electricity contracts, such as Power Purchase Agreements (PPAs) that rely on sources like wind and solar energy. Clarification, measurement, and disclosure.	January 1, 2026
IFRS 18	Presentation and disclosure in financial statements	January 1, 2027